DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
DEFERRED TAX ASSETS AND LIABILITIES
Schedule of deferred tax assets and liabilities

	Assets		Liabilities
	December 31,		December 31,
	2018	2019	2018	2019
	RMB	RMB	RMB	RMB
Receivables and inventories	2,563	2,546	—	—
Payables	1,808	1,142	—	—
Cash flow hedges	1,131	116	(27)	(384)
Property, plant and equipment	15,427	16,463	(8,666)	(12,317)
Tax losses carried forward	3,709	3,594	—	—
Financial assets at fair value through other comprehensive income	117	131	(1)	(7)
Intangible assets	474	595	(535)	(508)
Others	174	318	(428)	(882)
Deferred tax assets/(liabilities)	25,403	24,905	(9,657)	(14,098)

Schedule of movements in the deferred tax assets and liabilities

		Recognized in	Recognized in		Acquisition	Balance as
	Balance as of	consolidated	other		of	of
	January 1,	statement of	comprehensive		Shanghai	December 31,
	2017	income	income	Others	SECCO	2017
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	87	300	(5)	(1)	—	381
Payables	391	1,534	—	—	—	1,925
Cash flow hedges	(215)	9	313	8	—	115
Property, plant and equipment	(3,351)	8,475	287	(8)	(1,181)	4,222
Tax losses carried forward	2,477	(135)	(17)	—	—	2,325
Available-for-sale financial assets	—	117	—	—	—	117
Intangible assets	260	(27)	—	—	(569)	(336)
Others	(96)	44	4	—	(36)	(84)
Net deferred tax (liabilities)/assets	(447)	10,317	582	(1)	(1,786)	8,665

		Recognized in	Recognized in			Balance as
	Balance as of	consolidated	other		Transferred	of
	January 1,	statement of	comprehensive		from	December 31,
	2018	income	income	Others	reserve	2018
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	381	2,176	3	3	—	2,563
Payables	1,925	(117)	—	—	—	1,808
Cash flow hedges	115	(10)	2,029	1	(1,031)	1,104
Property, plant and equipment	4,222	2,650	(130)	19	—	6,761
Tax losses carried forward	2,325	1,414	6	(36)	—	3,709
Available-for-sale financial assets	117	—	—	(117)	—	—
Financial assets at fair value through other comprehensive income	—	—	(1)	117	—	116
Intangible assets	(336)	273	—	2	—	(61)
Others	(84)	(142)	(2)	(26)	—	(254)
Net deferred tax assets/(liabilities)	8,665	6,244	1,905	(37)	(1,031)	15,746

		Recognized in	Recognized in			Balance as
	Balance as of	consolidated	other		Transferred	of
	January 1,	statement of	comprehensive		from	December 31,
	2019	income	income	Others	reserve	2019
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	2,563	(17)	—	—	—	2,546
Payables	1,808	(667)	—	1	—	1,142
Cash flow hedges	1,104	73	(1,195)	—	(250)	(268)
Property, plant and equipment	6,761	(2,575)	(39)	(1)	—	4,146
Tax losses carried forward	3,709	(151)	38	(2)	—	3,594
Financial assets at fair value through other comprehensive income	116	—	8	—	—	124
Intangible assets	(61)	148	—	—	—	87
Others	(254)	(196)	(49)	(65)	—	(564)
Net deferred tax assets/(liabilities)	15,746	(3,385)	(1,237)	(67)	(250)	10,807